Statutory and other information - Fees and emoluments - non-executive directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Share based compensation	€ 2,800	€ 2,800	€ 3,100
Total Directors' emoluments	9,700	10,500	10,300
Non-executive director
Disclosure of transactions between related parties [line items]
Fees	660	630	600
Share based compensation	270	270	300
Total Directors' emoluments	930	900	900
David Bonderman
Disclosure of transactions between related parties [line items]
Fees	100	100	100
Michael Cawley
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Emer Daly
Disclosure of transactions between related parties [line items]
Fees	20
Michael Horgan
Disclosure of transactions between related parties [line items]
Fees			40
John Leahy
Disclosure of transactions between related parties [line items]
Fees		20	40
Stan McCarthy
Disclosure of transactions between related parties [line items]
Fees	40
Charles McCreevy
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Declan McKeon
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Howard Millar
Disclosure of transactions between related parties [line items]
Fees	50	50	20
Dick Milliken
Disclosure of transactions between related parties [line items]
Fees	50	50	50
Mike O Brien
Disclosure of transactions between related parties [line items]
Fees	80	60
Julie O'Neill
Disclosure of transactions between related parties [line items]
Fees	50	50	50
James Osborne
Disclosure of transactions between related parties [line items]
Fees	20	50	50
Louise Phelan
Disclosure of transactions between related parties [line items]
Fees	€ 50	€ 50	€ 50